Concentration (Tables)	12 Months Ended
Feb. 29, 2024
Risks and Uncertainties [Abstract]
Schedules of Concentrations of Continuing Operations

For the years ended February 28, 2022, 2023 and February 29, 2024, the customers who accounted for 10% or more of total revenues are presented as follows:

	For the Years Ended
	February 28,		February 28,		February 29,
	2022		2023		2024
	RMB	%	RMB	%	RMB	USD	%
Customer A	—	—	7,381	22%	*	*	*
Total	—	—	7,381	22%	*	*	*

*Represented the percentage below 10%

As of February 28, 2023 and February 29, 2024, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 28,		February 29,
	2023		2024
	RMB	%	RMB	USD	%
Customer B	—	—	927	129	29%
Customer C	—	—	662	92	20%
Customer D	—	—	387	54	12%
Total	—	—	1,976	275	61%